Accounts Payable And Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Trade accounts payable	$ 311,397	$ 612,755
Excise taxes/withholdings payable	55,882	65,349
Accrued insurance obligations	17,247	7,085
Other	48,702	20,298
Accounts payable and accrued liabilities	$ 433,228	$ 705,487